Cover	12 Months Ended
Jul. 31, 2024 shares
Document Information Line Items
Entity Registrant Name	QUARTZ MOUNTAIN RESOURCES LTD.
Entity Central Index Key	0000811522
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--07-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Jul. 31, 2024
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Common Stock Shares Outstanding	58,868,030
Document Annual Report	true
Document Transition Report	false
Document Fin Stmt Error Correction Flag	false
Entity File Number	0-15490
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	14th Floor
Entity Address Address Line 2	1040 West Georgia Street
Entity Address City Or Town	Vancouver
Entity Address Country	CA
Entity Address Postal Zip Code	V6E 4H1
Auditor Name	De Visser Gray LLP
Auditor Location	Vancouver, Canada
Auditor Firm Id	1054
Entity Interactive Data Current	No
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	14th Floor
Entity Address Address Line 2	1040 West Georgia Street
Entity Address City Or Town	Vancouver
Entity Address Postal Zip Code	V6E 4H1
Phone Fax Number Description	604-681-2741
Contact Personnel Name	Sebastian Tang